Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
No deferred tax asset recognised	€ 819	€ 903
Deferred tax asset recognised	1,345	772
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
No deferred tax asset recognised		1
More than 1 year but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
No deferred tax asset recognised	3	4
Deferred tax asset recognised	642	57
- more than 5 years but less than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
No deferred tax asset recognised	9	92
Deferred tax asset recognised		8
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
No deferred tax asset recognised	808	806
Deferred tax asset recognised	€ 704	€ 707